Supplemental Cash Flow Information (Details) - CAD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplemental Cash Flow Information [Abstract]
Cash		$ 542,537	$ 342,874	$ 388,372
Short-term investments	[1]	484,685	425,559	90,673
Cash and cash equivalents		$ 1,027,222	$ 768,433	$ 479,045	$ 782,406

[1]	Consisted of short-term investments with an original maturity of three months or less or which are available on demand with no penalty for early redemption.